Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Trade and other receivables

8.      Trade and other receivables

	2023	2022 (*)
Domestic	185,099	158,510
Abroad	21,013	7,929
	206,112	166,439
Allowance for expected credit losses	(57,328)	(10,427)
Total	148,784	156,012

(*) The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.

Changes in allowance for expected credit losses are as follows:

	2023	2022	2021
Balance at the Beginning year	(10,427)	(8,298)	(6,087)
Additions	(49,247)	(23,320)	(8,508)
Reversal	-	15,531	2,205
Write-offs	2,623	5,660	4,092
Exchange variation	(277)	-	-
Balance at the End of the year	(57,328)	(10,427)	(8,298)

The Company now establishes a percentage of provision for expected credit losses on accounts receivable from customers on its invoices when they are more than 30 days overdue. From more than 180 days past due, the invoice will have 100% of its value provisioned, as this is the period for which management believes there is no reasonable expectation that accounts receivable will be recovered.

The breakdown of accounts receivable from customers by maturity is as follows:

	2023	2022
Current	154,846	138,848
Overdue (days):
1–30	16,636	6,779
31–60	6,282	3,508
61–90	2,915	3,274
91–120	2,257	1,914
121–150	2,069	1,181
>150	21,107	10,935
Total	206,112	166,439

The expected credit loss rates of accounts receivable from customers by maturity is as follows:

31 December 2023	Weighted-average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	16.15%	152,675	(24,651)
1–30 days past due	9.44%	16,636	(1,570)
More than 31 days past due	81.38%	38,222	(31,106)

31 December 2022	Weighted-average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	1.73%	44,573	(772)
1–30 days past due	16.20%	6,779	(1,098)
More than 31 days past due	41.11%	20,812	(8,557)